Equity - Disclosure of other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Other comprehensive income, before tax, cash flow hedges	€ 678	€ (910)	€ (482)
Fair value remeasurement to cash flow hedges, tax income (expense)	(156)	245	89
Fair value remeasurement of cash flow hedges	522	(665)	(393)
Gains and losses from remeasurement of financial assets, pre-tax balance	8	57	3
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	0	0	0
Gains and losses from remeasurement of financial assets	8	57	3
Actuarial gains and losses on defined benefit pension obligations, pre-tax balance	(144)	(228)	1,753
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	(55)	(41)	379
Actuarial gains and losses on defined benefit pension obligations	(89)	(187)	1,374
Exchange differences in translating foreign operating, pre-tax balance	1,008	(1,927)	2,013
Exchange differences in translating foreign operating, tax income (expense)	0	0	0
Exchange differences on translating foreign operations	1,008	(1,927)	2,013
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	54	(219)	(12)
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method	0	0	0
Share of Other comprehensive income/(loss) for equity method investees	54	(219)	(12)
Total other comprehensive income, before tax	1,604	(3,227)	3,275
Total other comprehensive income, tax income (expense)	(101)	286	(290)
Total other comprehensive income	€ 1,503	€ (2,941)	€ 2,985